Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trading securities:
Fair Value	$ 5,595,625	$ 8,442,063
Cost	7,219,439	7,291,863
Unrealized gain (loss) in profit	(1,623,814)	1,150,200
Net realized gain on short-term investments	3,075,014	(3,407,090)	$ 7,873,987
Level 3
Trading securities:
Fair Value, Equity securities without readily determinable fair value	3,519,182
Cost, Equity securities without readily determinable fair value	3,519,182
Equity Securities without Readily Determinable Fair Value, Carrying Value	0
REITs [Member] | Level 1
Trading securities:
Fair Value		8,442,063
Cost		7,291,863
Unrealized gain (loss) in profit		$ 1,150,200
Equity securities [Member] | Level 1
Trading securities:
Fair Value	2,076,443
Cost	3,700,257
Unrealized gain (loss) in profit	$ (1,623,814)